Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 98.4%	Par	Value
Alabama - 2.6%
Alabama Housing Finance Authority
3.20%, 01/01/2047 (Callable 07/01/2028) (a)	$4,000,000	$4,017,178
5.75%, 04/01/2055 (Callable 04/01/2033)	1,910,000	2,059,944
Alabama Public School and College Authority, 4.00%, 09/01/2043 (Callable 09/01/2034)	1,915,000	1,869,923
Black Belt Energy Gas District
5.00%, 05/01/2053 (a)	4,000,000	4,159,216
5.00%, 05/01/2055 (Callable 04/01/2031) (a)	4,500,000	4,772,819
5.00%, 12/01/2055 (Callable 05/01/2035) (a)	500,000	529,046
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,066,567
Southeast Energy Authority A Cooperative District
5.00%, 10/01/2030 (Callable 07/01/2030)	3,500,000	3,713,739
5.00%, 09/01/2033	1,300,000	1,397,255
5.00%, 09/01/2034	1,950,000	2,100,965
Town of Pike Road AL, 5.00%, 09/01/2044 (Callable 09/01/2034)	800,000	848,475
University of Alabama, 3.00%, 07/01/2038 (Callable 07/01/2029)	2,000,000	1,767,674
		28,302,801

Alaska - 0.2%
Alaska Housing Finance Corp.
3.25%, 12/01/2044 (Callable 06/01/2029)	95,000	94,069
4.00%, 12/01/2048 (Callable 06/01/2027)	305,000	306,873
City of Valdez AK, 5.00%, 06/30/2029 (Callable 04/22/2026)	1,225,000	1,247,614
		1,648,556

Arizona - 0.4%
Arizona Industrial Development Authority, 1.79%, 09/01/2030 (a)(b)(c)	972,045	913,077
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	42,009
5.00%, 07/01/2034 (Callable 07/01/2027)	165,000	169,727
5.00%, 07/01/2034 (Callable 07/01/2028)	325,000	341,325
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	190,299
5.00%, 07/01/2037 (Callable 07/01/2028)	215,000	225,800
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	367,581
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	2,000,000	1,813,884
		4,063,702

Arkansas - 0.1%
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	505,000	495,511
University of Arkansas, 5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	252,073
		747,584

California - 6.1%
Amador County Unified School District
5.00%, 08/01/2031	250,000	280,404
5.00%, 08/01/2035 (Callable 08/01/2033)	300,000	345,280
5.00%, 08/01/2037 (Callable 08/01/2033)	540,000	621,505
4.00%, 08/01/2040 (Callable 08/01/2033)	245,000	265,789
Anaheim Public Financing Authority, 0.00%, 09/01/2036 (d)	19,985,000	14,130,304
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,538,309
5.00%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,792,381
California Community Choice Financing Authority
5.00%, 02/01/2031 (Callable 11/01/2030)	1,000,000	1,059,409
5.00%, 01/01/2056 (Callable 05/01/2033) (a)	2,000,000	2,163,996
California Health Facilities Financing Authority, 4.00%, 04/01/2049 (Callable 04/01/2030)	5,000	5,295
California Housing Finance Agency, 3.75%, 03/25/2035	4,679,804	4,710,175
California State University, 3.13%, 11/01/2051 (Callable 05/02/2026) (a)	2,250,000	2,246,490
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	73,929
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028 (d)	180,000	168,795
El Monte City School District/CA, 0.00%, 08/01/2029 (d)	1,640,000	1,469,605
Escalon Unified School District, 0.00%, 08/01/2040 (Callable 08/01/2033) (d)	1,075,000	1,025,001
Federal Home Loan Mortgage Corp., 4.00%, 12/25/2036 (a)	2,412,166	2,394,260
Fontana Unified School District, 0.00%, 02/01/2033 (d)	730,000	588,172
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2028 (d)	3,260,000	3,123,932
0.00%, 01/01/2030 (d)	125,000	113,502
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	6,967,716	6,475,516
Gateway Unified School District/CA, 0.00%, 03/01/2037 (d)	100,000	67,126
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026 (d)	240,000	239,034
0.00%, 06/01/2028 (d)	630,000	596,529
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	438,522
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	150,000	151,304
Long Beach Community College District
0.00%, 06/01/2032 (d)	1,540,000	1,272,164
0.00%, 06/01/2033 (d)	1,560,000	1,241,017
Los Alamitos Unified School District
0.00%, 08/01/2041 (Callable 08/01/2031) (d)	630,000	685,326
0.00%, 08/01/2042 (Callable 08/01/2031) (d)	500,000	543,285
0.00%, 08/01/2043 (Callable 08/01/2031) (d)	500,000	542,348
Los Angeles Department of Water & Power, 5.25%, 07/01/2044 (Callable 01/01/2035)	1,350,000	1,455,832
Menlo Park City School District, 0.00%, 07/01/2044 (Callable 07/01/2032) (d)	725,000	762,597
Moreno Valley Unified School District/CA, 0.00%, 07/01/2029 (d)	75,000	68,731
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)	300,000	323,122
Municipal Water District Of Orange County Water Facilities Corp., 5.00%, 08/15/2034	285,000	313,627
Pacheco Union Elementary School District
0.00%, 02/01/2028 (d)	40,000	38,010
0.00%, 02/01/2028 (d)	25,000	23,756
0.00%, 02/01/2037 (d)	500,000	341,088
Pajaro Valley Unified School District, 0.00%, 08/01/2027 (d)	25,000	24,125
Palmdale Elementary School District, 0.00%, 08/01/2031 (d)	30,000	25,510
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	7,160,000	8,794,947
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)	650,000	667,088
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026) (d)	85,000	65,245
San Diego Unified School District/CA
0.00%, 07/01/2030 (d)	100,000	88,191
0.00%, 07/01/2030 (d)	65,000	57,324
0.00%, 07/01/2030 (d)	25,000	22,048
San Joaquin Hills Transportation Corridor Agency, 0.00%, 01/01/2028 (d)	1,110,000	1,064,590
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 05/02/2026) (d)	25,000	14,536
Woodlake Union High School District, 0.00%, 08/01/2033 (d)	880,000	636,873
		65,155,944

Colorado - 2.1%
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,000,000	1,028,521
Adams County School District No 14, 5.50%, 12/01/2041 (Callable 12/01/2034)	350,000	394,599
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	2,000,000	2,086,345
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2038 (Callable 05/02/2026)	1,225,000	1,226,846
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)	310,000	310,823
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 05/02/2026)	925,000	923,092
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	807,850
Colorado Health Facilities Authority
5.00%, 05/15/2027 (Callable 05/15/2026)	210,000	210,626
5.00%, 06/01/2028 (Callable 06/01/2027)	100,000	102,737
5.00%, 05/15/2036 (Callable 05/15/2032)	1,045,000	1,134,316
Colorado Housing and Finance Authority
3.50%, 05/01/2050 (Callable 05/01/2029)	165,000	164,479
3.88%, 05/01/2050 (Callable 11/01/2028)	160,000	160,372
Denver City & County Housing Authority, 5.00%, 06/01/2029 (Callable 12/01/2028)	1,500,000	1,563,643
El Paso County School District No 20 Academy
5.25%, 12/15/2040 (Callable 12/15/2034)	200,000	223,704
5.25%, 12/15/2041 (Callable 12/15/2034)	350,000	393,244
5.25%, 12/15/2042 (Callable 12/15/2034)	400,000	445,554
5.25%, 12/15/2043 (Callable 12/15/2034)	450,000	496,862
5.25%, 12/15/2044 (Callable 12/15/2034)	400,000	438,302
5.25%, 12/15/2045 (Callable 12/15/2034)	200,000	216,883
Park Creek Metropolitan District
5.00%, 12/01/2037 (Callable 12/01/2032)	1,400,000	1,510,827
5.00%, 12/01/2038 (Callable 12/01/2032)	1,600,000	1,719,489
5.00%, 12/01/2039 (Callable 12/01/2032)	1,500,000	1,606,324
5.00%, 12/01/2041 (Callable 12/01/2032)	125,000	133,053
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,012,688
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)	545,000	559,545
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2041 (Callable 12/01/2034)	500,000	553,374
5.25%, 12/01/2042 (Callable 12/01/2034)	500,000	550,979
5.25%, 12/01/2043 (Callable 12/01/2034)	600,000	655,905
5.25%, 12/01/2044 (Callable 12/01/2034)	500,000	542,884
5.25%, 12/01/2045 (Callable 12/01/2034)	450,000	485,566
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	504,794
		22,164,226

Connecticut - 0.7%
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 05/02/2026)	1,325,000	1,317,241
4.00%, 11/15/2045 (Callable 05/15/2028)	1,650,000	1,658,320
4.00%, 11/15/2047 (Callable 11/15/2026)	75,000	75,119
Connecticut State Health & Educational Facilities Authority, 5.25%, 03/01/2032	100,000	108,303
State of Connecticut Clean Water Fund - State Revolving Fund, 5.00%, 05/01/2036 (Callable 05/01/2027)	1,500,000	1,530,356
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	3,000,000	3,128,200
		7,817,539

District of Columbia - 0.2%
District of Columbia Housing Finance Agency, 3.15%, 05/01/2046 (a)	2,500,000	2,503,852

Florida - 3.3%
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	3,789,640
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 05/02/2026)	480,000	480,088
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026 (d)	40,000	39,436
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	301,751
County of Miami-Dade FL
0.00%, 10/01/2026 (d)	150,000	147,956
0.00%, 10/01/2027 (d)	370,000	354,754
5.25%, 10/01/2030	5,400,000	5,857,413
County of Orange FL Water Utility System Revenue, 5.00%, 10/01/2039 (Callable 10/01/2030)	3,000,000	3,190,934
Florida Housing Finance Corp.
1.94%, 08/01/2036	4,869,242	3,891,041
4.20%, 01/01/2045 (Callable 01/01/2028)	2,195,000	2,133,872
4.25%, 01/01/2050 (Callable 01/01/2028)	15,000	15,085
3.50%, 07/01/2051 (Callable 07/01/2029)	520,000	519,983
5.25%, 07/01/2054 (Callable 07/01/2032)	410,000	427,752
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	4,805,000	4,847,107
Osceola County Expressway Authority
5.40%, 10/01/2028	170,000	180,835
5.75%, 10/01/2031	60,000	68,286
6.25%, 10/01/2042 (Callable 10/01/2031)	7,540,000	8,746,199
State of Florida, 3.00%, 07/01/2037 (Callable 07/01/2026)	510,000	472,355
		35,464,487

Georgia - 2.9%
Atlanta Urban Residential Finance Authority
3.15%, 02/01/2030 (Callable 02/01/2029) (a)	1,350,000	1,354,005
3.20%, 02/01/2030 (Callable 08/01/2028) (a)	2,500,000	2,509,019
DeKalb County Housing Authority, 3.23%, 04/01/2026	530,000	530,000
DeKalb Newton & Gwinnett Counties Joint Development Authority
5.00%, 06/01/2028	295,000	307,411
5.00%, 06/01/2028	230,000	239,676
Forsyth County Hospital Authority, 6.38%, 10/01/2028	3,375,000	3,560,115
Georgia Housing & Finance Authority, 2.50%, 06/01/2050 (Callable 06/10/2030)	1,500,000	1,020,515
Georgia Local Government, 4.75%, 06/01/2028	55,000	56,170
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	3,000,000	3,126,414
Homerville Housing Authority, 3.45%, 01/01/2028 (a)	1,065,000	1,068,808
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,615,000	1,633,812
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	8,000,000	8,388,307
5.00%, 04/01/2054 (Callable 01/02/2031) (a)	5,000,000	5,308,793
Savannah Housing Authority, 3.15%, 07/01/2043 (Callable 01/01/2028) (a)	1,950,000	1,952,305
State of Georgia, 4.00%, 02/01/2031 (Callable 05/02/2026)	375,000	375,373
		31,430,723

Hawaii - 0.1%
City & County of Honolulu HI, 5.00%, 09/01/2033 (Callable 09/01/2027)	1,240,000	1,275,560

Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,545,000	2,794,159

Illinois - 2.6%
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	125,521
Chillicothe Park District, 5.50%, 12/01/2029	150,000	161,467
City of Chicago IL
0.00%, 01/01/2027 (d)	105,000	102,674
5.00%, 01/01/2027	375,000	381,508
0.00%, 01/01/2028 (d)	350,000	332,050
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 05/02/2026)	1,150,000	1,150,329
Cook County School District No 153 Homewood, 5.00%, 12/15/2036 (Callable 12/15/2034)	525,000	570,668
Cook County School District No 159 Matteson-Richton Park
0.00%, 12/01/2026 (d)	460,000	451,207
0.00%, 12/01/2028 (d)	535,000	493,903
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,088,089
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia, 5.00%, 12/01/2036 (Callable 12/01/2034)	305,000	333,111
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,466,292
Illinois Finance Authority
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,847,888
4.00%, 12/01/2039 (Callable 12/01/2028)	650,000	650,889
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	500,954
Illinois Housing Development Authority
3.15%, 02/01/2029 (Callable 02/01/2028) (a)	2,000,000	2,003,336
3.10%, 02/01/2035 (Callable 05/02/2026)	875,000	824,937
4.45%, 04/01/2042 (Callable 04/01/2036)	1,250,000	1,226,714
3.50%, 08/01/2046 (Callable 05/02/2026)	195,000	194,960
4.00%, 08/01/2048 (Callable 08/01/2027)	170,000	171,004
5.25%, 04/01/2053 (Callable 10/01/2032)	3,000,000	3,188,144
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,118,491
Knox & Warren Counties Community Unit School District No 205 Galesburg, 4.00%, 12/01/2034 (Callable 12/01/2027)	425,000	427,176
Lincolnshire-Prairie View School District No 103 Lake County Illinois, 4.00%, 10/01/2030 (Callable 05/02/2026)	315,000	315,115
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	617,883
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)	295,000	298,608
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2040 (Callable 12/01/2034)	925,000	998,238
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,852,149
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 05/02/2026)	375,000	374,981
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	250,000	251,517
Village of Schaumburg IL, 4.00%, 12/01/2028	470,000	485,092
Waukegan Park District, 3.13%, 12/15/2028 (Callable 05/02/2026)	390,000	386,386
Westville Area Fire Protection District, 5.00%, 12/01/2044 (Callable 12/01/2034)	200,000	205,133
Will County School District No 122, 0.00%, 10/01/2027 (d)	470,000	450,634
		28,047,048

Indiana - 3.4%
Bluffton-Harrison Middle School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2033)	465,000	510,699
5.00%, 07/15/2037 (Callable 07/15/2033)	540,000	584,591
5.00%, 07/15/2039 (Callable 07/15/2033)	600,000	643,814
Brownsburg 1999 School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2031)	1,460,000	1,553,009
City of Evansville IN, 5.00%, 02/01/2029 (Callable 05/02/2026)	735,000	736,124
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2041 (Callable 07/01/2034)	800,000	842,848
5.00%, 07/01/2043 (Callable 07/01/2034)	440,000	458,920
Clark-Pleasant Community School Building Corp., 5.00%, 07/15/2042 (Callable 07/15/2034)	1,600,000	1,707,562
Columbus Multi School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	310,000	336,615
5.00%, 07/15/2040 (Callable 07/15/2034)	425,000	458,948
5.00%, 07/15/2041 (Callable 07/15/2034)	400,000	430,198
Fishers Redevelopment Authority
4.00%, 07/15/2042 (Callable 01/15/2034)	1,000,000	935,816
4.00%, 01/15/2044 (Callable 01/15/2034)	1,000,000	919,195
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,098,127
Greater Clark Building Corp., 6.00%, 01/15/2042 (Callable 07/15/2032)	2,500,000	2,799,479
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	844,521
Indiana Bond Bank, 5.00%, 08/15/2044 (Callable 08/15/2033)	750,000	789,098
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	655,000	691,850
Indianapolis Local Public Improvement Bond Bank
5.25%, 02/01/2048 (Callable 08/01/2033)	825,000	865,806
6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,191,768
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,153,522
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,275,000	1,338,364
New Albany-Floyd County School Building Corp., 5.00%, 07/15/2039 (Callable 07/15/2034)	1,335,000	1,444,647
Nineveh-Hensley-Jackson Intermediate School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2032)	800,000	844,712
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	769,111
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	375,000	399,329
Plainfield Redevelopment Authority, 4.00%, 02/01/2040 (Callable 02/01/2035)	325,000	312,984
Richmond Multi-School Building Corp.
5.00%, 07/15/2036 (Callable 07/15/2032)	300,000	325,657
5.00%, 07/15/2037 (Callable 07/15/2032)	225,000	243,161
5.00%, 07/15/2038 (Callable 07/15/2032)	235,000	252,844
5.00%, 01/15/2040 (Callable 07/15/2032)	195,000	206,486
Speedway Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	755,000	788,769
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2033)	3,550,000	3,739,605
5.00%, 01/15/2044 (Callable 07/15/2033)	550,000	575,570
Wawasee High School Building Corp., 5.00%, 07/15/2041 (Callable 07/15/2034)	2,485,000	2,645,453
Westfield-Washington Multi-School Building Corp., 5.25%, 01/15/2044 (Callable 07/15/2034)	1,100,000	1,184,020
		36,623,222

Iowa - 1.1%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,133,168
County of Dallas IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2042 (Callable 06/01/2032)	1,680,000	1,766,952
5.00%, 06/01/2043 (Callable 06/01/2032)	1,765,000	1,846,754
4.00%, 06/01/2044 (Callable 06/01/2032)	600,000	566,603
4.00%, 06/01/2045 (Callable 06/01/2032)	500,000	463,050
Iowa Finance Authority
5.00%, 08/01/2037 (Callable 08/01/2030)	1,020,000	1,088,852
4.00%, 07/01/2047 (Callable 07/01/2027)	105,000	105,262
4.00%, 07/01/2047 (Callable 07/01/2028)	565,000	571,175
5.00%, 12/01/2050 (Callable 12/01/2032) (a)	730,000	822,130
5.50%, 07/01/2053 (Callable 01/01/2033)	2,470,000	2,615,307
		11,979,253

Kansas - 0.6%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,003,734
City of Goddard KS, 3.20%, 12/01/2027 (Callable 06/01/2027)	1,895,000	1,894,608
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)	60,000	62,086
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028) (a)	1,615,000	1,700,040
		6,660,468

Kentucky - 0.8%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 05/02/2026)	2,000,000	1,995,062
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/02/2026)	695,000	668,999
Kentucky Housing Corp.
3.50%, 07/01/2028 (Callable 01/01/2027) (a)	2,000,000	2,009,445
3.15%, 05/01/2030 (Callable 05/01/2028) (a)	2,225,000	2,229,462
5.00%, 09/01/2043 (Callable 05/02/2026) (a)	1,615,000	1,617,747
		8,520,715

Louisiana - 2.9%
Louisiana Housing Corp.
3.20%, 08/01/2029 (Callable 08/01/2028) (a)	1,175,000	1,176,589
4.00%, 01/01/2043 (Callable 07/01/2026) (a)	3,650,000	3,658,742
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	14,065,000	14,115,429
5.50%, 05/15/2032 (Callable 05/15/2026)	12,190,000	12,233,706
4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	269,824
		31,454,290

Maryland - 0.5%
City of Baltimore MD, 5.00%, 07/01/2028	120,000	123,146
County of Anne Arundel MD
5.00%, 10/01/2037 (Callable 10/01/2027)	2,785,000	2,854,765
5.00%, 10/01/2041 (Callable 10/01/2029)	1,400,000	1,465,163
County of Cecil MD, 2.75%, 08/01/2039 (Callable 08/01/2029)	230,000	229,538
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	750,000	760,125
		5,432,737

Massachusetts - 0.9%
Commonwealth of Massachusetts, 5.25%, 09/01/2043 (Callable 09/01/2028)	2,000,000	2,069,026
Massachusetts Housing Finance Agency
4.00%, 12/01/2048 (Callable 06/01/2027)	560,000	561,561
4.00%, 06/01/2049 (Callable 12/01/2028)	280,000	281,592
3.00%, 12/01/2050 (Callable 12/01/2029)	170,000	168,448
Massachusetts State College Building Authority
0.00%, 05/01/2027 (d)	710,000	687,722
0.00%, 05/01/2028 (d)	5,790,000	5,442,673
		9,211,022

Michigan - 1.9%
Carman-Ainsworth Community Schools
5.00%, 05/01/2040 (Callable 05/01/2035)	200,000	218,328
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	374,485
5.00%, 05/01/2042 (Callable 05/01/2035)	500,000	539,420
5.00%, 05/01/2043 (Callable 05/01/2035)	370,000	396,667
5.00%, 05/01/2044 (Callable 05/01/2035)	440,000	467,996
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	441,511
Michigan Finance Authority, 5.00%, 11/01/2044 (Callable 05/02/2026)	1,000,000	999,959
Michigan State Hospital Finance Authority, 4.00%, 11/15/2032 (Callable 05/15/2028)	40,000	41,044
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,189,015
3.25%, 10/01/2037 (Callable 05/02/2026)	755,000	697,435
4.25%, 12/01/2049 (Callable 06/01/2028)	1,155,000	1,165,596
5.00%, 06/01/2053 (Callable 12/01/2031)	645,000	670,796
5.50%, 06/01/2053 (Callable 12/01/2031)	1,440,000	1,517,508
Warren Consolidated Schools
5.00%, 05/01/2033 (Callable 05/01/2026)	4,660,000	4,669,464
5.00%, 05/01/2033 (Callable 05/01/2026)	2,595,000	2,600,270
5.00%, 05/01/2035 (Callable 05/01/2026)	950,000	951,929
		19,941,423

Minnesota - 1.2%
City of Coon Rapids MN, 5.60%, 12/01/2039	2,473,260	2,716,649
City of Kiester MN, 4.00%, 12/01/2026 (Callable 06/01/2026)	1,190,000	1,191,742
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,856,616
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,353,718
Duluth Independent School District No 709
2.60%, 03/01/2028	955,000	950,806
4.20%, 03/01/2034 (Callable 03/01/2027)	665,000	673,993
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)	265,000	266,159
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,322,371
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	30,000	30,051
4.25%, 07/01/2049 (Callable 07/01/2028)	400,000	404,688
6.25%, 07/01/2054 (Callable 01/01/2033)	1,725,000	1,866,539
Robbinsdale Independent School District No 281, 3.00%, 02/01/2032 (Callable 05/02/2026)	500,000	486,842
		13,120,174

Mississippi - 0.5%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	718,881
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	495,000	501,218
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,249,865
4.65%, 12/01/2044 (Callable 06/01/2033)	2,345,000	2,335,963
		4,805,927

Missouri - 2.7%
Affton School District No 101
5.00%, 03/01/2040 (Callable 03/01/2034)	385,000	412,392
5.00%, 03/01/2041 (Callable 03/01/2034)	365,000	388,334
5.00%, 03/01/2042 (Callable 03/01/2034)	575,000	608,395
Arcadia Valley R-II School District
5.00%, 03/01/2033 (Callable 03/01/2030)	110,000	116,916
5.00%, 03/01/2034 (Callable 03/01/2030)	295,000	311,980
5.00%, 03/01/2036 (Callable 03/01/2030)	325,000	341,193
5.00%, 03/01/2038 (Callable 03/01/2030)	360,000	376,050
5.00%, 03/01/2039 (Callable 03/01/2030)	380,000	396,833
5.00%, 03/01/2040 (Callable 03/01/2030)	395,000	411,741
5.00%, 03/01/2041 (Callable 03/01/2030)	415,000	432,221
Cameron School District No R-I/MO, 4.00%, 03/01/2037 (Callable 03/01/2030)	715,000	723,589
Carl Junction R-I School District/MO, 5.00%, 03/01/2035 (Callable 03/01/2029)	565,000	595,607
Cass County Reorganized School District No R-1 Midway
5.00%, 03/01/2042 (Callable 03/01/2029)	550,000	570,289
5.00%, 03/01/2044 (Callable 03/01/2029)	700,000	722,299
De Soto School District No 73, 5.00%, 03/01/2035 (Callable 03/01/2030)	250,000	265,337
Jackson County Consolidated School District No 4
4.00%, 03/01/2028 (Callable 05/02/2026)	900,000	900,357
5.75%, 03/01/2044 (Callable 03/01/2035)	750,000	841,525
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	1,040,000	1,097,742
Jefferson County School District No R-VI Festus
5.25%, 04/01/2039 (Callable 04/01/2033)	200,000	215,250
5.25%, 04/01/2040 (Callable 04/01/2033)	175,000	187,356
5.25%, 04/01/2041 (Callable 04/01/2033)	205,000	217,879
Mexico School District No 59
5.00%, 03/01/2042 (Callable 03/01/2029)	2,250,000	2,332,369
5.00%, 03/01/2043 (Callable 03/01/2029)	1,000,000	1,034,648
Missouri Housing Development Commission, 5.50%, 05/01/2055 (Callable 05/01/2033)	1,880,000	2,008,425
North Callaway County School District No R-1
5.00%, 03/01/2035 (Callable 03/01/2029)	850,000	896,046
5.00%, 03/01/2036 (Callable 03/01/2029)	1,030,000	1,083,735
5.00%, 03/01/2037 (Callable 03/01/2029)	1,100,000	1,155,505
Orchard Farm R-V School District/MO, 3.00%, 04/01/2035 (Callable 04/01/2029)	425,000	429,396
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,072,427
Pleasant Hill R-III School District
5.00%, 03/01/2042 (Callable 03/01/2030)	2,120,000	2,173,499
5.00%, 03/01/2043 (Callable 03/01/2030)	2,460,000	2,510,521
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)	385,000	423,722
Troy Reorganized School District No 3 Lincoln County, 5.00%, 03/01/2042 (Callable 03/01/2032)	1,000,000	1,061,829
Union R-XI School District, 5.00%, 03/01/2041 (Callable 03/01/2032)	1,000,000	1,056,635
Warrensburg School District No R-VI
5.75%, 03/01/2041 (Callable 03/01/2035)	525,000	602,892
5.75%, 03/01/2042 (Callable 03/01/2035)	600,000	684,951
		28,659,885

Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	2,000,000	2,137,337
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	525,000	419,059
3.05%, 06/01/2050 (Callable 06/01/2029)	260,000	199,777
		2,756,173

Nebraska - 0.8%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	5,000,000	5,288,361
City of Omaha NE, 6.50%, 12/01/2030	1,930,000	2,111,472
Nebraska Educational Health Cultural & Social Services Finance Authority, 4.00%, 01/01/2033 (Callable 05/02/2026)	435,000	438,600
Nebraska Investment Finance Authority
3.00%, 09/01/2050 (Callable 09/01/2029)	165,000	162,882
3.50%, 09/01/2050 (Callable 03/01/2029)	785,000	784,734
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)	20,000	20,012
3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	15,019
		8,821,080

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 3.30%, 06/01/2040 (Callable 05/01/2027) (a)	2,000,000	2,005,158

New Jersey - 0.2%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)	1,000,000	920,520
2.38%, 09/01/2033 (Callable 09/01/2026)	650,000	581,348
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	90,000	90,521
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	555,000	561,448
2.45%, 10/01/2050 (Callable 04/01/2029)	525,000	350,475
		2,504,312

New Mexico - 0.5%
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	675,359
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	652,479
3.95%, 09/01/2040 (Callable 05/02/2026)	800,000	762,980
5.25%, 03/01/2053 (Callable 03/01/2032)	3,195,000	3,372,897
		5,463,715

New York - 2.6%
Empire State Development Corp., 5.00%, 03/15/2041 (Callable 09/15/2029)	1,000,000	1,043,702
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,039,384	3,132,427
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2035 (Callable 05/01/2028)	1,000,000	1,037,109
5.00%, 11/01/2036 (Callable 11/01/2029)	1,635,000	1,726,908
5.00%, 05/01/2042 (Callable 11/01/2035)	3,500,000	3,786,147
New York State Dormitory Authority
0.00%, 07/01/2028 (d)	65,000	60,869
0.00%, 07/01/2029 (d)	1,475,000	1,339,202
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	3,907,733
5.00%, 03/15/2040 (Callable 09/15/2028)	3,000,000	3,101,563
5.00%, 03/15/2043 (Callable 03/15/2029)	2,450,000	2,538,998
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	300,000	326,751
5.50%, 10/15/2030	390,000	432,804
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 04/22/2026) (a)	2,920,000	2,920,844
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	989,971
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)	1,335,000	1,340,333
		27,685,361

North Carolina - 2.5%
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)	600,000	586,087
County of New Hanover NC, 5.00%, 10/01/2027	200,000	207,293
County of Wake NC, 5.13%, 10/01/2026	285,000	288,572
Durham Housing Authority
3.20%, 01/01/2044 (Callable 07/01/2028) (a)	1,000,000	1,002,933
3.15%, 07/01/2059 (Callable 01/01/2028) (a)	2,000,000	2,003,042
Inlivian
2.55%, 05/01/2037	4,562,682	3,886,331
5.00%, 06/01/2043 (Callable 04/22/2026) (a)	2,000,000	2,002,334
North Carolina Housing Finance Agency
4.00%, 03/01/2028 (a)	6,450,000	6,507,620
3.15%, 02/01/2030 (Callable 02/01/2027) (a)	1,000,000	1,000,893
4.35%, 01/01/2034 (Callable 07/01/2031)	560,000	572,153
4.00%, 07/01/2050 (Callable 07/01/2029)	730,000	735,216
5.75%, 01/01/2054 (Callable 07/01/2032)	3,345,000	3,558,115
6.25%, 01/01/2057 (Callable 01/01/2034)	1,100,000	1,244,009
Town of Morehead City NC, 4.05%, 01/01/2028 (a)	3,500,000	3,526,919
		27,121,517

North Dakota - 0.8%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 04/22/2026)	3,160,000	3,160,647
North Dakota Housing Finance Agency
3.45%, 07/01/2037 (Callable 07/01/2026)	900,000	850,778
4.30%, 07/01/2039 (Callable 07/01/2033)	1,000,000	988,386
3.50%, 07/01/2046 (Callable 04/22/2026)	290,000	289,198
4.00%, 01/01/2050 (Callable 07/01/2028)	545,000	550,620
5.75%, 07/01/2056 (Callable 01/01/2034)	2,000,000	2,182,965
		8,022,594
Ohio - 5.0%
City of Upper Arlington OH
5.00%, 12/01/2036 (Callable 12/01/2030)	320,000	342,310
5.00%, 12/01/2037 (Callable 12/01/2030)	350,000	373,039
5.00%, 12/01/2038 (Callable 12/01/2030)	250,000	265,276
5.00%, 12/01/2039 (Callable 12/01/2030)	250,000	263,419
5.00%, 12/01/2040 (Callable 12/01/2030)	250,000	263,061
5.00%, 12/01/2041 (Callable 12/01/2030)	300,000	315,450
County of Franklin OH Sales Tax Revenue, 5.00%, 06/01/2043 (Callable 06/01/2028)	3,000,000	3,076,273
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	24,046,000	26,464,090
EHOVE Joint Vocational School District
5.50%, 12/01/2043 (Callable 06/01/2032)	740,000	795,062
5.50%, 12/01/2044 (Callable 06/01/2032)	400,000	427,362
5.50%, 12/01/2045 (Callable 06/01/2032)	275,000	292,448
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,400,000	3,033,417
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)	1,025,000	1,049,828
Ohio Housing Finance Agency
5.50%, 03/01/2030	100,000	108,932
5.50%, 09/01/2030	125,000	137,276
5.50%, 03/01/2031	100,000	110,266
5.50%, 09/01/2031	125,000	139,003
5.50%, 03/01/2032	125,000	139,376
5.50%, 09/01/2032	100,000	112,095
5.50%, 03/01/2033	100,000	112,290
5.50%, 09/01/2033	100,000	112,752
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	160,963
3.15%, 01/01/2044 (Callable 01/01/2029) (a)	6,375,000	6,350,815
3.20%, 01/01/2046 (Callable 04/01/2028) (a)	3,000,000	3,009,392
3.50%, 09/01/2046 (Callable 09/01/2026)	205,000	204,662
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	2,100,000	2,210,679
State of Ohio
4.00%, 01/01/2036 (Callable 01/01/2028)	1,000,000	1,005,539
2.75%, 01/01/2052 (a)	2,795,000	2,779,635
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)	335,000	336,408
		53,991,118

Oregon - 0.7%
Clackamas County School District No 12 North Clackamas, 0.00%, 06/15/2041 (Callable 06/15/2027) (d)	70,000	36,016
Oregon Coast Community College District
5.00%, 06/15/2038 (Callable 06/15/2034)	175,000	193,350
5.00%, 06/15/2039 (Callable 06/15/2034)	400,000	439,960
5.00%, 06/15/2040 (Callable 06/15/2034)	365,000	398,950
5.00%, 06/15/2041 (Callable 06/15/2034)	350,000	380,176
5.00%, 06/15/2043 (Callable 06/15/2034)	400,000	430,556
Portland Community College District, 5.00%, 06/15/2038 (Callable 06/15/2033)	1,000,000	1,094,951
State of Oregon
5.00%, 08/01/2042 (Callable 08/01/2027)	1,800,000	1,829,983
4.00%, 12/01/2048 (Callable 12/01/2026)	260,000	260,309
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	996,385
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	828,093
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	897,966
		7,786,695

Pennsylvania - 1.3%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,465,186
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	5,000,000	4,424,350
Pennsylvania Housing Finance Agency
3.50%, 04/01/2051 (Callable 10/01/2029)	875,000	874,311
5.50%, 10/01/2053	1,720,000	1,811,922
5.75%, 10/01/2053 (Callable 10/01/2032)	1,010,000	1,067,624
Philadelphia Authority for Industrial Development, 5.25%, 12/01/2047 (Callable 12/01/2026) (b)	2,000,000	2,030,874
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026 (d)	890,000	879,952
0.00%, 09/01/2027 (d)	1,110,000	1,066,785
0.00%, 09/01/2028 (d)	370,000	345,478
		13,966,482

Puerto Rico - 1.6%
Puerto Rico Public Finance Corp.
6.00%, 08/01/2026	3,610,000	3,648,165
6.00%, 08/01/2026	1,850,000	1,869,558
6.00%, 08/01/2026	1,710,000	1,728,078
6.00%, 08/01/2026	1,440,000	1,455,223
5.50%, 08/01/2027	7,965,000	8,249,111
5.50%, 08/01/2027	400,000	414,268
		17,364,403

Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp.
5.25%, 05/15/2040 (Callable 05/15/2034)	1,000,000	1,086,584
5.25%, 05/15/2041 (Callable 05/15/2034)	1,455,000	1,571,236
5.25%, 05/15/2042 (Callable 05/15/2034)	2,000,000	2,153,338
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)	100,000	99,762
		4,910,920

South Carolina - 2.8%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)	5,680,000	6,048,085
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026) (b)(c)	7,500,000	7,560,809
5.00%, 08/15/2041 (Callable 08/15/2026) (b)(c)	4,165,000	4,198,770
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	11,330,000	12,678,645
		30,486,309

South Dakota - 0.7%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,073,643
Mc Cook Central School District 43-7, 3.00%, 08/01/2029 (Callable 05/02/2026)	520,000	514,652
South Dakota Housing Development Authority
6.25%, 05/01/2056 (Callable 11/01/2033)	3,000,000	3,389,915
6.00%, 11/01/2056	2,420,000	2,713,425
		7,691,635

Tennessee - 2.7%
Knoxville's Community Development Corp., 3.15%, 05/01/2046 (Callable 05/01/2028) (a)	4,095,000	4,101,568
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 4.88%, 11/01/2028	910,000	938,610
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029) (a)	1,350,000	1,352,337
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	1,625,000	1,544,603
Rutherford County Health & Educational Facilities Board, 5.00%, 11/15/2048 (Callable 11/15/2029) (a)	2,500,000	2,700,518
Tennessee Energy Acquisition Corp., 5.00%, 11/01/2034 (Callable 08/01/2034)	5,000,000	5,335,337
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 04/22/2026)	230,000	229,101
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	332,137
4.00%, 01/01/2043 (Callable 07/01/2027)	225,000	225,578
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,688,460
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,323,513
3.65%, 07/01/2047 (Callable 01/01/2027)	705,000	631,923
4.05%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,467,448
3.00%, 01/01/2051 (Callable 01/01/2030)	645,000	637,879
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2027)	500,000	504,979
Town of Collierville TN, 3.50%, 01/01/2032 (Callable 05/02/2026)	435,000	435,033
		29,449,024

Texas - 26.5% (e)
Aldine Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2034)	240,000	260,473
Alto Independent School District, 2.00%, 02/15/2035 (Callable 02/15/2029)	645,000	621,660
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	853,237
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	811,307
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	476,085
5.00%, 08/15/2033	150,000	167,327
5.00%, 08/15/2033 (Callable 08/15/2030)	1,770,000	1,861,274
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	195,756
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	481,862
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	451,209
4.00%, 08/15/2036 (Callable 08/15/2030)	510,000	516,621
4.00%, 08/15/2036 (Callable 08/15/2031)	1,000,000	1,008,874
5.00%, 08/15/2036 (Callable 08/15/2034)	175,000	192,832
5.00%, 08/15/2036 (Callable 08/15/2035)	500,000	545,218
5.00%, 08/15/2037 (Callable 08/15/2032)	1,610,000	1,720,620
5.00%, 08/15/2037 (Callable 08/15/2035)	500,000	543,129
4.00%, 08/15/2038 (Callable 08/15/2030)	550,000	552,667
4.00%, 08/15/2039 (Callable 05/02/2026)	495,000	487,807
5.00%, 08/15/2039 (Callable 08/15/2034)	105,000	113,177
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	243,360
3.00%, 08/15/2041 (Callable 08/15/2031)	300,000	246,120
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	212,405
4.00%, 08/15/2042 (Callable 08/15/2032)	500,000	486,823
4.00%, 12/01/2042 (Callable 06/01/2027)	2,925,000	2,759,086
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	186,407
4.00%, 08/15/2044 (Callable 08/15/2034)	360,000	344,617
Baird Independent School District
5.00%, 08/15/2041 (Callable 08/15/2035)	575,000	623,177
5.00%, 08/15/2042 (Callable 08/15/2035)	600,000	648,152
5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,857,632
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	362,925
Barbers Hill Independent School District
5.00%, 02/15/2043 (Callable 08/15/2034)	1,000,000	1,068,208
5.00%, 02/15/2044 (Callable 08/15/2034)	750,000	795,400
Boerne Independent School District, 3.85%, 12/01/2043 (a)	940,000	953,339
Brazoria County Toll Road Authority
4.00%, 03/01/2039 (Callable 03/01/2030)	200,000	200,493
4.00%, 03/01/2041 (Callable 03/01/2030)	65,000	63,413
4.00%, 03/01/2042 (Callable 03/01/2030)	750,000	714,163
Carrollton-Farmers Branch Independent School District, 5.00%, 02/15/2048 (Callable 02/15/2033)	5,000	5,627
Cedar Hill Independent School District
5.00%, 02/15/2040 (Callable 02/15/2034)	1,475,000	1,594,556
5.00%, 02/15/2041 (Callable 02/15/2034)	2,500,000	2,686,100
5.00%, 02/15/2042 (Callable 02/15/2034)	3,500,000	3,737,665
City of Houston TX
5.50%, 12/01/2029	13,480,000	14,294,737
5.75%, 12/01/2032	24,965,000	29,243,047
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026 (d)	1,050,000	1,030,607
0.00%, 12/01/2027 (d)	265,000	252,671
0.00%, 12/01/2028 (d)	5,275,000	4,882,604
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 05/02/2026)	2,205,000	2,206,824
City of Sugar Land TX
4.00%, 02/15/2039 (Callable 02/15/2033)	515,000	524,735
4.00%, 02/15/2040 (Callable 02/15/2033)	515,000	519,691
Clifton Higher Education Finance Corp.
5.00%, 08/15/2029	295,000	313,556
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	170,272
4.00%, 08/15/2033 (Callable 08/15/2026)	1,200,000	1,201,543
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	164,275
5.00%, 08/15/2037 (Callable 08/15/2028)	3,185,000	3,277,914
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	382,622
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	781,535
4.00%, 08/15/2042 (Callable 08/15/2032)	500,000	484,521
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	239,151
4.00%, 02/15/2055 (a)	3,500,000	3,619,011
Conroe Independent School District
5.00%, 02/15/2042 (Callable 02/15/2035)	3,500,000	3,784,669
5.00%, 02/15/2043 (Callable 02/15/2035)	3,690,000	3,968,485
Corpus Christi Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)	250,000	270,985
County of Bexar TX
5.00%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,155,548
5.00%, 06/15/2040 (Callable 06/15/2031)	1,525,000	1,611,765
County of Brazoria TX, 3.00%, 03/01/2037 (Callable 03/01/2030)	270,000	246,181
County of Johnson TX
5.00%, 02/15/2037 (Callable 02/15/2035)	420,000	460,036
5.00%, 02/15/2038 (Callable 02/15/2035)	550,000	598,408
Crockett County Consolidated Common School District No 1
5.00%, 08/15/2034 (Callable 08/15/2029)	220,000	233,088
5.00%, 08/15/2035 (Callable 08/15/2028)	200,000	208,325
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,237,012
Dallas Independent School District
5.00%, 02/15/2043 (Callable 02/15/2033)	500,000	533,434
4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	3,952,103
Decatur Hospital Authority
4.00%, 09/01/2029	400,000	405,974
5.75%, 09/01/2029	240,000	251,662
4.00%, 09/01/2034 (Callable 09/01/2031)	2,441,000	2,502,496
Denton Independent School District
4.00%, 08/15/2055 (a)	1,000,000	1,040,186
4.00%, 08/15/2055 (a)	1,000,000	1,027,842
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 05/02/2026)	675,000	625,882
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	1,610,000	1,508,869
Flour Bluff Independent School District, 5.00%, 08/15/2038 (Callable 02/15/2035)	1,675,000	1,837,851
Forney Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2027)	290,000	293,673
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	4,500,000	4,568,824
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040 (a)	2,915,440	2,887,977
Garland Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2033)	490,000	530,855
Generation Park Management District, 4.00%, 09/01/2034 (Callable 09/01/2030)	560,000	569,742
Grand Parkway Transportation Corp.
5.80%, 10/01/2045 (Callable 10/01/2028)	300,000	314,113
5.80%, 10/01/2046 (Callable 10/01/2028)	1,000,000	1,044,082
5.85%, 10/01/2048 (Callable 10/01/2028)	800,000	833,296
Gregory-Portland Independent School District/TX, 5.00%, 02/15/2038 (Callable 02/15/2032)	2,890,000	3,108,947
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	4,540,000	4,626,371
5.75%, 07/01/2027	1,575,000	1,600,615
6.25%, 07/01/2027	3,425,000	3,503,009
Harris County Water Control & Improvement District No 164, 6.63%, 09/01/2032 (Callable 09/01/2031)	45,000	51,565
Harris County-Houston Sports Authority
0.00%, 11/15/2030 (d)	2,150,000	1,851,782
0.00%, 11/15/2030 (d)	85,000	73,210
0.00%, 11/15/2032 (Callable 11/15/2031) (d)	220,000	172,042
0.00%, 11/15/2039 (Callable 11/15/2031) (d)	25,000	12,675
0.00%, 11/15/2040 (Callable 11/15/2031) (d)	25,000	11,905
0.00%, 11/15/2041 (Callable 11/15/2031) (d)	685,000	306,311
Houston Higher Education Finance Corp., 5.00%, 02/15/2034 (Callable 05/02/2026)	1,795,000	1,797,379
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	677,475
Kountze Independent School District, 7.13%, 08/15/2040 (Callable 08/15/2034)	465,000	577,989
La Porte Independent School District/TX, 5.00%, 02/15/2038 (Callable 08/15/2033)	1,630,000	1,787,802
Leander Independent School District, 0.00%, 08/16/2044 (Callable 08/16/2026) (d)	14,815,000	7,109,434
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027) (d)	3,530,000	2,575,313
0.00%, 09/15/2034 (Callable 09/15/2027) (d)	1,295,000	895,472
0.00%, 09/15/2035 (Callable 09/15/2027) (d)	2,865,000	1,875,175
0.00%, 09/15/2036 (Callable 09/15/2027) (d)	1,580,000	979,506
0.00%, 09/15/2037 (Callable 09/15/2027) (d)	110,000	64,566
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	285,953
Navasota Independent School District
5.00%, 02/15/2044 (Callable 02/15/2036)	565,000	605,939
5.00%, 02/15/2045 (Callable 02/15/2036)	610,000	649,288
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)	1,150,000	1,178,847
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,209,600
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	100,000	101,521
North Texas Tollway Authority
0.00%, 01/01/2036 (d)	1,525,000	1,065,189
0.00%, 01/01/2037 (d)	4,600,000	3,052,678
0.00%, 09/01/2037 (Callable 09/01/2031) (d)	11,760,000	6,274,135
0.00%, 09/01/2043 (Callable 09/01/2031) (d)	36,115,000	12,280,346
7.00%, 09/01/2043 (Callable 09/01/2031)	8,445,000	9,954,727
6.75%, 09/01/2045 (Callable 09/01/2031)	18,135,000	21,549,363
Northside Independent School District, 2.00%, 06/01/2052 (a)	2,470,000	2,443,338
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 05/02/2026)	340,000	340,134
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2041 (Callable 05/02/2026)	2,000,000	2,000,835
Plains Independent School District
5.00%, 08/15/2033 (Callable 08/15/2030)	490,000	525,566
5.00%, 08/15/2035 (Callable 08/15/2030)	285,000	303,411
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2028 (Callable 02/15/2027)	670,000	682,741
5.00%, 02/15/2029 (Callable 02/15/2027)	810,000	825,558
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	575,000	584,073
5.00%, 02/15/2043 (Callable 05/02/2026)	625,000	625,325
PSC/TX, 3.75%, 12/01/2040	4,390,000	4,391,122
San Angelo Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2035)	5,600,000	6,236,514
San Antonio Public Facilities Corp., 4.00%, 09/15/2042 (Callable 05/02/2026)	50,000	47,043
Socorro Independent School District
4.00%, 08/15/2034 (Callable 02/15/2027)	1,500,000	1,505,985
5.00%, 08/15/2038 (Callable 02/15/2027)	155,000	157,089
State of Texas, 5.00%, 04/01/2041 (Callable 05/02/2026)	2,000,000	2,002,651
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	1,320,000	1,438,749
Texarkana Independent School District, 4.00%, 02/15/2053 (a)	1,800,000	1,808,201
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	447,177
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,785,280
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,405,703
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	135,000	136,028
5.50%, 09/01/2053 (Callable 03/01/2033)	1,555,000	1,641,363
Texas Water Development Board
4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	3,988,196
5.00%, 10/15/2042 (Callable 10/15/2027)	2,000,000	2,033,418
4.88%, 10/15/2048 (Callable 10/15/2033)	2,000,000	2,036,833
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 05/02/2026)	335,000	335,144
Trinity River Authority Central Regional Wastewater System Revenue, 3.00%, 08/01/2032 (Callable 08/01/2030)	1,145,000	1,123,071
Venus Independent School District
5.00%, 08/15/2035	325,000	366,331
5.00%, 08/15/2036 (Callable 08/15/2035)	330,000	368,934
5.25%, 08/15/2037 (Callable 08/15/2035)	470,000	531,520
5.25%, 08/15/2038 (Callable 08/15/2035)	370,000	415,876
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	692,546
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	930,000	974,222
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,092,252
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	569,894
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,028,840
Willis Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2035)	1,410,000	1,549,952
Wink-Loving Independent School District
5.00%, 02/15/2034 (Callable 08/15/2026)	4,000,000	4,032,856
5.00%, 02/15/2035 (Callable 08/15/2026)	4,500,000	4,535,625
		284,619,007

Utah - 1.3%
County of Utah UT, 5.00%, 05/15/2060 (Callable 04/22/2026) (a)	2,875,000	2,894,360
Davis School District, 3.50%, 06/01/2034 (Callable 05/02/2026)	2,000,000	1,978,981
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)	375,000	383,703
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 05/02/2026)	500,000	500,338
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 05/02/2026)	2,040,000	2,040,159
3.18%, 07/01/2045 (Callable 02/01/2028) (a)	3,000,000	3,007,489
6.00%, 07/01/2053 (Callable 01/01/2032)	2,175,000	2,334,664
6.00%, 07/01/2054 (Callable 01/01/2033)	330,000	361,810
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	750,000	822,820
		14,324,324

Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 05/02/2026)	1,255,000	1,243,065
4.00%, 11/01/2048 (Callable 05/01/2026)	95,000	95,123
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,643,701
		2,981,889

Virginia - 2.1%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	2,415,000	2,419,190
Danville Industrial Development Authority, 5.25%, 10/01/2028	110,000	113,464
Fairfax County Water Authority, 5.00%, 04/01/2043 (Callable 04/01/2027)	1,700,000	1,719,269
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	15,000,000	15,761,468
Virginia Resources Authority
0.00%, 11/01/2027 (d)	520,000	497,393
4.00%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,507,263
5.00%, 11/01/2045 (Callable 05/02/2026)	1,000,000	1,000,342
		23,018,389

Washington - 1.8%
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,199,263
County of King WA, 5.00%, 12/01/2042 (Callable 12/01/2034)	385,000	420,513
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,482,787
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,272,562
Orchard Prairie School District No 123
5.50%, 12/01/2045 (Callable 06/01/2035)	720,000	775,349
5.50%, 12/01/2050 (Callable 06/01/2035)	325,000	343,189
State of Washington, 4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	945,326
Washington Health Care Facilities Authority, 5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	498,612
Washington State Housing Finance Commission
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,462,333
4.00%, 06/01/2049 (Callable 06/01/2028)	270,000	271,408
		19,671,342

Wisconsin - 5.0%
Baraboo School District, 3.00%, 04/01/2033 (Callable 05/02/2026)	650,000	630,986
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	431,875
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)	1,365,000	1,339,111
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 05/02/2026)	820,000	820,362
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	3,938,614
Greendale School District, 5.00%, 03/01/2032 (Callable 03/01/2027)	110,000	112,149
Menominee Indian School District/WI, 4.00%, 03/01/2033 (Callable 03/01/2030)	2,385,000	2,482,799
Public Finance Authority, 3.63%, 06/15/2063 (Callable 06/15/2029)	2,250,000	2,234,340
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	580,000	591,294
0.00%, 12/15/2027 (d)	1,185,000	1,127,664
0.00%, 12/15/2028 (d)	1,000,000	923,337
0.00%, 12/15/2029 (d)	1,170,000	1,046,476
St Croix Falls School District, 2.00%, 04/01/2040 (Callable 04/01/2028)	660,000	646,772
State of Wisconsin
5.00%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,002,074
5.00%, 05/01/2038 (Callable 05/01/2028)	1,000,000	1,033,110
5.00%, 05/01/2043 (Callable 05/01/2034)	2,840,000	3,068,627
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2038 (Callable 06/01/2029)	1,500,000	1,570,450
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	275,000	284,333
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,416,096
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	671,763
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,470,804
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,484,274
0.00%, 12/15/2034 (Callable 12/15/2030) (d)	1,810,000	1,306,904
0.00%, 12/15/2038 (Callable 12/15/2030) (d)	1,000,000	587,302
0.00%, 12/15/2060 (Callable 12/15/2030) (d)	32,275,000	8,403,635
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	72,073
5.00%, 04/01/2033 (Callable 04/01/2027)	900,000	914,259
5.00%, 04/01/2035 (Callable 04/01/2027)	180,000	182,550
4.00%, 04/01/2039 (Callable 04/01/2027)	2,550,000	2,459,185
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,013,313
4.00%, 11/15/2046 (Callable 05/15/2026)	1,705,000	1,708,132
4.00%, 11/15/2046 (Callable 05/15/2026)	1,470,000	1,472,700
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
2.05%, 03/01/2032 (Callable 09/01/2030)	635,000	567,690
2.10%, 09/01/2032 (Callable 09/01/2030)	600,000	528,973
3.50%, 09/01/2046 (Callable 05/02/2026)	80,000	80,039
4.00%, 03/01/2048 (Callable 03/01/2027)	205,000	205,719
4.00%, 03/01/2048 (Callable 03/01/2027)	75,000	75,257
4.25%, 03/01/2049 (Callable 09/01/2028)	580,000	588,021
6.00%, 03/01/2054 (Callable 09/01/2032)	1,370,000	1,500,095
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	442,166
		53,435,323

Wyoming - 0.1%
Wyoming Community Development Authority
4.00%, 06/01/2043 (Callable 12/01/2027)	40,000	40,168
4.00%, 12/01/2048 (Callable 06/01/2028)	665,000	668,484
		708,652
TOTAL MUNICIPAL BONDS (Cost $1,062,619,395)		1,056,610,719

U.S. TREASURY SECURITIES - 0.4%	Par	Value
United States Treasury Note/Bond, 3.75%, 08/15/2027	5,000,000	4,993,750
TOTAL U.S. TREASURY SECURITIES (Cost $4,976,172)		4,993,750

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.32% (f)	3,448,455	3,448,455
First American Government Obligations Fund - Class U, 3.60% (f)	1,017,403	1,017,403
TOTAL MONEY MARKET FUNDS (Cost $4,465,858)		4,465,858

TOTAL INVESTMENTS - 99.2% (Cost $1,072,061,425)		1,066,070,327
Other Assets in Excess of Liabilities - 0.8%		8,066,889
TOTAL NET ASSETS - 100.0%		$1,074,137,216

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $14,703,530 or 1.4% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Quality Intermediate Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,056,610,719	$–	$1,056,610,719
U.S. Treasury Securities	–	4,993,750	–	4,993,750
Money Market Funds	4,465,858	–	–	4,465,858
Total Investments	$4,465,858	$1,061,604,469	$–	$1,066,070,327

Refer to the Schedule of Investments for further disaggregation of investment categories.